RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
15.    RELATED PARTY TRANSACTIONS

a) Transactions with Golar Partners and subsidiaries:

Net revenues:

	Six months ended June 30,
(in thousands of $)	2014	2013
Management and administrative services revenue (a)	1,410	1,393
Ship management fees revenue (b)	3,768	3,575
Interest income on high-yield bonds (c)	—	1,172
	5,178	6,140

a)
Management and administrative services agreement - On March 30, 2011, the Partnership entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to the Partnership certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. The Partnership may terminate the agreement by providing 120 days written notice.

b)
Ship management fees - Golar and certain of its affiliates charged ship management fees to the Partnership for the provision of technical and commercial management of the vessels. Each of the Partnership’s vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.

c)
High-yield bonds - In October 2012, Golar Partners completed the issuance of NOK1,300 million in senior unsecured bonds that mature in October 2017. The aggregate principal amount of the bonds is equivalent to approximately $227 million. Of this amount, approximately $35 million was initially issued to us. We sold our participation in the Partnership's high yield bond in November 2013.

Receivables (payables): The balances with Golar Partners and its subsidiaries as of June 30, 2014 and December 31, 2013 consisted of the following:

(in thousands of $)	June 30, 2014	December 31, 2013
Trading balances due to Golar and affiliates (a)	15,533	5,989
Methane Princess security lease deposit movement (b)	(3,883)	(4,257)
$20 million revolving credit facility (c)	20,000	—
	31,650	1,732

a)
Trading balances - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services and may include working capital adjustments in respect of disposals to the Partnership.  In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears. Trading balances due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners, including ship management and administrative service fees due to us.

b)
Methane Princess Lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement. Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess Lease.

c)
$20 million revolving credit facility - In April 2011, we entered into a $20 million revolving credit facility with Golar Partners. The facility matures in December 2014 and is unsecured and interest-free.

Other transactions

Disposals to Golar Partners

In December 2013, we entered into an agreement to sell our interest in the company that owns and operates the Golar Igloo for the price of $310.0 million. The sale was completed in March 2014 (see note 4).

b) Net income (expenses) from (due to) other related parties (excluding Golar Partners):

	Six months ended June 30,
(in thousands of $)	2014	2013
Frontline Ltd. and subsidiaries ("Frontline") (a)	(110)	202
Ship Finance AS ("Ship Finance") (a)	41	478
Seatankers Management Company Limited ("Seatankers") (a)	(8)	(2)
Seadrill Ltd and subsidiaries ("Seadrill") (a)	103	235
Golar Wilhemsen (c)	(7,230)	(4,157)
	(7,204)	(3,244)

(Payables to) receivables from related parties (excluding Golar Partners):

(in thousands of $)	June 30, 2014	December 31, 2013
Frontline (a)	(359)	(60)
Ship Finance (a)	32	2
Seatankers (a)	(137)	91
Seadrill (a)	195	(74)
World Shipholding revolving credit facility (b)	—	(50,000)
Golar Wilhemsen (c)	(1,033)	—
	(1,302)	(50,041)

a)
We transact business with the following parties, being companies in which World Shipholding and companies associated with World Shipholding have a significant interest: Frontline, Ship Finance, Seatankers and Seadrill. Net expense/income from Frontline, Seatankers and Ship Finance comprise fees for management support, corporate and insurance administrative services, net of income from supplier rebates and income from the provision of serviced offices and facilities.   Receivables and payables with related parties comprise primarily of unpaid management fees, advisory and administrative services.  In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears.

b)
In April 2011, we entered into a $80 million revolving credit facility with a company related to our major shareholder, World Shipholding. In January, February and May of 2012, the revolving credit facility was amended to $145 million, $250 million and$120 million, respectively without any further changes to the original terms of the facility. In May 2013, the margin on the facility was amended from 3.5% to 3.0%. As of June 30, 2014, we had no borrowings under this facility. The facility is unsecured and bears interest at LIBOR plus 3.0% together with a commitment fee of 0.75% on any undrawn portion of the credit facility. We repaid the $50 million borrowed under the facility in April 2014. This facility was terminated in August 2014.

c)
Golar Wilhelmsen charged ship management fees to us for the provision of technical management of our and Golar Partners' vessels. Amounts due to Golar Wilhelmsen are included within "Other Current Liabilities" in the balance sheet.